Financing Arrangements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of long-term debt

Long-term debt consists of the following:

			Carrying Value at
	Maturity Date	Interest Rate at March 31, 2017	March 31, 2017	December 31, 2016
			(In millions)
Senior Notes due 2021	April 1, 2021	8.125%	$250.0	$250.0
Revolving credit facility	July 31, 2019	4.10%	145.8	132.8
Term Loan	July 31, 2019	3.00%	22.3	23.4
Industrial Equipment Group European Facilities	December 21, 2021	3.25%	26.7	26.4
Capital Leases	Various	Various	19.9	18.8
Other	Various	Various	22.0	23.6

Gross debt			486.7	475.0
Less current portion of long-term debt			(25.3)	(25.8)
Less short-term debt			(4.4)	(5.0)
Less unamortized debt issuance costs			(5.0)	(5.2)

Total long-term debt, net			$452.0	$439.0

Long-term debt consists of the following:

			Carrying Value at
	Maturity Date	Interest Rate at December 31, 2016	December 31, 2016	December 31, 2015
			(In millions)
Senior Notes	April 1, 2021	8.125%	$250.0	$250.0
Revolving credit facility	July 31, 2019	2.80%	132.8	169.0
Term loan	July 31, 2019	2.88%	23.4	27.9
Industrial Equipment Group European Facilities	December 21, 2021	3.25%	26.4	—
Capital leases	Various	Various	18.8	17.7
Other	Various	Various	23.6	3.5

Gross debt			475.0	468.1
Less current portion of long-term debt			(25.8)	(17.8)
Less short-term debt			(5.0)	—
Less unamortized debt issuance costs (1)			(5.2)	(4.5)

Total long-term debt, net			$439.0	$445.8

(1)	Prior to the adoption of ASU 2015-03 in the first quarter of 2016, debt issuance costs of $4.5 million at December 31, 2015 were reflected in the consolidated balance sheet in Other long-term assets. Such amount was reclassified to Long-term debt for comparative purposes.

Fair value of debt

The following table represents fair value information of the Company’s 8.125% Senior Notes due 2021 (the “Senior Notes”), classified as Level 1 using estimated quoted market prices.

	March 31, 2017	December 31, 2016
	(In millions)
Carrying amount	$250.0	$250.0
Fair value	$258.0	$257.5

The following table represents fair value information of the Company’s senior notes due 2021 (the “Senior Notes”), classified as Level 1, at December 31, 2016 and 2015. The fair value was estimated using quoted market prices.

	December 31, 2016	December 31, 2015
	(In millions)
Carrying amount	$250.0	$250.0
Fair value	$257.5	$263.4

Maturities of long-term debt

Maturities of short-term and long-term debt, excluding capital leases, during each of the five years subsequent to December 31, 2016 are as follows:

(In millions)
2017	$24.7
2018	$20.8
2019	$138.4
2020	$8.1
2021	$263.1